REDEEMABLE PREFERRED STOCK (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Temporary Equity [Line Items]
Temporary Equity, Shares Authorized	900,000		900,000
Temporary Equity, Par Value	$ 0.01		$ 0.01
Temporary equity, shares outstanding	715,593		677,484	606,910
Dividends declared and issued, value	$ 38.5	$ 34.4	$ 71.4	$ 64.1
Dividends declared and issued, shares	38,109	34,031	70,574	63,384
Cash payments for retiremnet of Redeemable Preferred Stock	$ 615.0
Getty Images Holdings, Inc | Class A
Temporary Equity [Line Items]
Value of shares issued as payments for retirement of Redeemable Preferred Stock	$ 150.0
Number of shares issued for payments for retirement of Redeemable Preferred Stock	15,000,000